Debt (Details Narrative) - USD ($)				12 Months Ended
	Jul. 07, 2025	Sep. 20, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Line of Credit Facility [Line Items]
Net proceeds from convertible debt				$ 6,120,000
Revolving line of credit					$ 30,603,000
Revolving Credit Facility [Member] | Canadian Western Bank [Member]
Line of Credit Facility [Line Items]
Revolving line of credit			$ 3,700,000
Variable interest rate			1.50%
Interest rate					7.95%
Outstanding line of credit					$ 3,500,000
Revolving Credit Facility [Member] | Better Choice Company Inc [Member]
Line of Credit Facility [Line Items]
Interest rate		12.00%				11.00%
Additional borrowing line of credit						$ 720,000
Revolving Credit Facility [Member] | Better Choice Company Inc [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Amount of borrow, repay, and reborrow		$ 750,000
Warrant [Member] | Common Stock [Member]
Line of Credit Facility [Line Items]
Number of warrants to purchase common stock	21,338,062			21,338,062
Canadian Emergency Business Account [Member]
Line of Credit Facility [Line Items]
Interest rate				5.00%
Maturity date range, start				Jan. 19, 2024
Maturity date range, end				Dec. 31, 2026
Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Line of Credit Facility [Line Items]
Note principal amount	$ 7,650,000
Interest rate	8.00%
Note maturity date	Jul. 08, 2027
Note conversion price	$ 0.6274